Financial Assets at FVTPL	6 Months Ended
Jun. 30, 2023
Financial assets at fair value through profit or loss [abstract]
Financial Assets at FVTPL
17.
FINANCIAL ASSETS AT FVTPL

The financial assets at FVTPL represents investment in a market fund in the US, which solely holds investments in the US treasury bonds. Details of fair value measurement are set out in Note 24.